Fees Summary	May 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 25,760,000.00
Previously Paid Amount	0.00
Total Fee Amount	3,557.46
Total Offset Amount	0.00
Net Fee	3,557.46
Narrative - Max Aggregate Offering Price	$ 25,760,000.00
Final Prospectus	true